Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Total derivatives - Assets	$ 8,893	$ 7,145
Total derivatives - Liabilites	1,539	1,967
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liabilities, Noncurrent	1,203	589
Designated as Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	588	0
Subtotal - Liabilities	1,539	1,967
Designated as Hedging Instrument | Interest Rate Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	336	1,378
Designated as Hedging Instrument | Interest Rate Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	588	0
Derivative Liabilities, Noncurrent	1,203	589
Not Designated as Hedging Instrument
Derivatives not designated as hedging instruments
Subtotal - Assets	8,305	7,145
Subtotal - Liabilities	0	0
Not Designated as Hedging Instrument | Bunker Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	7,045	5,715
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument | Bunker Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	1,036	1,312
Derivative Liabilities, Noncurrent	0	0
Not Designated as Hedging Instrument | Bunker Call Options | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	224	118
Derivative Liabilities, Noncurrent	$ 0	$ 0